Summary of significant accounting policies - Summary of detailed information of net loss and average weighted number of shares (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Q1 2021 [member] | Previously stated [member]
Earnings per share [line items]
Weighted average number of shares	9,104,630	9,104,630
Q1 2021 [member] | Revision [Member]
Earnings per share [line items]
Weighted average number of shares	22,104,888	22,104,888
Q2 2021 [member] | Previously stated [member]
Earnings per share [line items]
Weighted average number of shares	16,154,350	16,154,350
Q2 2021 [member] | Revision [Member]
Earnings per share [line items]
Weighted average number of shares	33,126,351	27,646,066
Q3 2021 [member] | Previously stated [member]
Earnings per share [line items]
Weighted average number of shares	23,282,105	23,282,105
Q3 2021 [member] | Revision [Member]
Earnings per share [line items]
Weighted average number of shares	33,128,593	29,493,657
Q1 2022 [member] | Previously stated [member]
Earnings per share [line items]
Weighted average number of shares	33,135,821	33,135,821
Q1 2022 [member] | Revision [Member]
Earnings per share [line items]
Weighted average number of shares	33,151,892	33,151,892